Segment information and revenue from contracts with customers - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) customer	Dec. 31, 2019 EUR (€) customer	Dec. 31, 2018 EUR (€) customer
Segment information
Share issue related cost	€ 779	€ 4,899	€ 0
Real estate transfer tax expenses		1,200	0
Property, plant and equipment	16,590	8,376
Right-of-use assets.	22,120	24,932	5,767
Revenue from contracts with customers	128,381	48,780	40,478
Provision for expected credit losses on contract assets	356	8
Revenues recognized for contract liabilities	2,516	3,748
Performance obligations	1,963	€ 0
Pharmaceutical Partner
Segment information
Percentage of revenue		24.30%
—United States
Segment information
Property, plant and equipment	516	€ 286	718
Right-of-use assets.	709	1,042	0
Revenue from contracts with customers	19,059	22,778	17,296
Germany
Segment information
Revenue from contracts with customers	81,065	508	1,061
Follow-on public offering
Segment information
Share issue related cost	278
IPO
Segment information
Share issue related cost		1,092
Pharmaceutical
Segment information
Revenue from contracts with customers	16,951	21,522	17,307
Pharmaceutical | Pharmaceutical Partner
Segment information
Revenue from contracts with customers	€ 0	€ 1,930	€ 4,000
Percentage of revenue	8.60%	24.30%	27.30%
Number of customer in group | customer	1	1	1
Pharmaceutical | —United States
Segment information
Revenue from contracts with customers	€ 16,711	€ 20,896	€ 16,653
Pharmaceutical | Germany
Segment information
Revenue from contracts with customers		€ 233	€ 654
Covid-19
Segment information
Revenue from contracts with customers	€ 89,322
Number of customer in group | customer	2
Covid-19 | Covid-19 Partner One
Segment information
Percentage of revenue	14.60%
Covid-19 | Covid-19 Partner Two
Segment information
Percentage of revenue	13.50%
Covid-19 | —United States
Segment information
Revenue from contracts with customers	€ 978
Covid-19 | Germany
Segment information
Revenue from contracts with customers	80,879
Capitalized investment	10,800
Property Plant And Equipment | Covid-19 | Germany
Segment information
Capitalized investment	7,700
Right-of-use assets | Covid-19 | Germany
Segment information
Capitalized investment	1,400
Intangible assets | Covid-19 | Germany
Segment information
Capitalized investment	€ 1,700